Mar. 01, 2021
Russell Investment Company: Classes A, C, C1, M, P, R6, S, T and YRUSSELL INVESTMENT COMPANYSupplement dated June 8, 2021 toPROSPECTUS DATED March 1, 2021VIII. TAX‑EXEMPT HIGH YIELD BOND FUND RISK/RETURN SUMMARY: The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub‑section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Tax‑Exempt High Yield Bond Fund in the Prospectus listed above:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)# Share ClassesACC1MPST Advisory Fee 0.50% 0.50% 0.50% 0.50% 0.50% 0.50% 0.50% Distribution (12b‑1) Fees (including shareholder services fees of 0.25% for Class C1 Shares) 0.25% 0.75% 1.00% NoneNoneNone0.25% Other Expenses (including shareholder services fees of 0.25% for Class C Shares) 0.31% 0.56% 0.31% 0.31% 0.16% 0.31% 0.31% Total Annual Fund Operating Expenses 1.06% 1.81% 1.81% 0.81% 0.66% 0.81% 1.06% Less Fee Waivers and Expense Reimbursements (0.17)% (0.17)% (0.17)% (0.27)% (0.19)% (0.20)% (0.17)% Net Annual Fund Operating Expenses 0.89% 1.64% 1.64% 0.54% 0.47% 0.61% 0.89% # Until February 28, 2022, Russell Investment Management, LLC has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent such direct Fund-level expenses exceed 0.44% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b‑1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. Until February 28, 2022, Russell Investments Fund Services, LLC has contractually agreed to waive 0.10% of its transfer agency fees for Class M Shares and 0.02% of its transfer agency fees for Class P Shares. These waivers may not be terminated during the relevant period except with Board approval. Until February 28, 2023, Russell Investments Fund Services, LLC has contractually agreed to waive 0.03% of its transfer agency fees for Class S Shares. This waiver may not be terminated during the relevant period except with Board approval. “Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred by the Fund. “Other Expenses” for Class C1, Class P and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year. Example This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods. Although your actual costs may be higher or lower, under these assumptions your costs would be:Share ClassesACC1MPST 1 Year $ 462$ 167$ 267$ 55$ 48$ 62$ 339 3 Years $ 683$ 553$ 553$232$192$239$ 562 5 Years $ 922$ 964$ 964$423$349$430$ 804 10 Years $1,606$2,113$2,113$977$804$983$1,497 LifePoints Funds, Target Portfolio Series: Classes A, C, C1, M, P, R1, R4, R5, S and TRUSSELL INVESTMENT COMPANYSupplement dated June 8, 2021 toPROSPECTUS DATED MARCH 1, 2021I. CHANGE IN TARGET STRATEGIC ASSET ALLOCATIONS: Effective April 16, 2021, each Fund’s approximate target strategic allocation to the asset classes in which it invests was modified. As a result, the following changes are made to the Prospectus listed above:(i) RISK/RETURN SUMMARY: The following replaces the fourth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub‑section of the “Risk/Return Summary” section of the Prospectus listed above:Conservative Strategy Fund: The Fund’s approximate target strategic allocation as of April 16, 2021 is 17% to equity, 66% to fixed income, 15% to multi-asset and 2% to alternative asset classes.Moderate Strategy Fund: The Fund’s approximate target strategic allocation as of April 16, 2021 is 38% to equity, 49% to fixed income, 10% to multi-asset and 3% to alternative asset classes.Balanced Strategy Fund: The Fund’s approximate target strategic allocation as of April 16, 2021 is 58% to equity, 30% to fixed income, 8% to multi-asset and 4% to alternative asset classes.Growth Strategy Fund: The Fund’s approximate target strategic allocation as of April 16, 2021 is 74% to equity, 11% to fixed income, 10% to multi-asset and 5% to alternative asset classes.Equity Growth Strategy Fund: The Fund’s approximate target strategic allocation as of April 16, 2021 is 85% to equity, 10% to multi-asset and 5% to alternative asset classes.